CAPITAL STOCK	6 Months Ended
Apr. 30, 2014
CAPITAL STOCK [Abstract]
CAPITAL STOCK	NOTE 4 - CAPITAL STOCK As at April 30, 2014, there were no warrants or options outstanding.